PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment cost, beginning	$ 76,053	$ 57,037	$ 57,037	$ 46,400
Additions	483		3,010	6,850
Business acquisitions	0		16,006	0
Disposals and Transfers	0		0	3,204
Property and equipment cost, ending	76,536		76,053	56,454
Accumulated depreciation, beginning	(11,274)	(7,211)	(7,211)	(3,428)
Depreciation	(1,429)	(899)	(4,063)	(3,848)	$ (3,843)
Disposals	0		0	65
Accumulated depreciation, ending	(12,703)		(11,274)	(7,211)
Net book value	63,833		64,779	49,243
Land and Buildings
Additions	0		0	8
Business acquisitions	0		15,538	0
Disposals and Transfers	0		369	4,106
Property and equipment cost, ending	15,907		15,907	0	4,098
Accumulated depreciation, beginning	(132)	0	0	(8)
Depreciation	(52)		(132)	(57)
Disposals	0		0	65
Accumulated depreciation, ending	(184)		(132)	0
Net book value	15,723		15,775	0
Leasehold Improvements
Additions	0		82	1,937
Business acquisitions	0		0	0
Disposals and Transfers	0		3,069	4,587
Property and equipment cost, ending	13,950		13,950	10,799	4,275
Accumulated depreciation, beginning	(980)	(634)	(634)	(422)
Depreciation	(405)		(346)	(212)
Disposals	0		0	0
Accumulated depreciation, ending	(1,385)		(980)	(634)
Net book value	12,565		12,970	10,165
Furniture and Fixtures
Additions	0		0	0
Business acquisitions	0		0	0
Disposals and Transfers	0		0	0
Property and equipment cost, ending	50		50	50	50
Accumulated depreciation, beginning	(48)	(47)	(47)	(46)
Depreciation	(10)		(1)	(1)
Disposals	0		0	0
Accumulated depreciation, ending	(58)		(48)	(47)
Net book value	8		2	3
Equipment [Member]
Additions	108		770	154
Business acquisitions	0		468	0
Disposals and Transfers	0		478	22
Property and equipment cost, ending	3,100		2,992	1,276	1,100
Accumulated depreciation, beginning	(618)	(427)	(427)	(261)
Depreciation	(107)		(191)	(166)
Disposals	0		0	0
Accumulated depreciation, ending	(725)		(618)	(427)
Net book value	2,375		2,374	849
Vehicles [Member]
Additions	0		67	41
Business acquisitions	0		0	0
Disposals and Transfers	0		0	0
Property and equipment cost, ending	921		921	854	813
Accumulated depreciation, beginning	(566)	(411)	(411)	(249)
Depreciation	(38)		(155)	(162)
Disposals	0		0	0
Accumulated depreciation, ending	(604)		(566)	(411)
Net book value	317		355	443
Construction in Process
Additions	375		2,091	4,604
Business acquisitions	0		0	0
Disposals and Transfers	0		3,916	4,609
Property and equipment cost, ending	1,078		704	2,528	$ 2,533
Accumulated depreciation, beginning	0	0	0	0
Depreciation	0		0	0
Disposals	0		0	0
Accumulated depreciation, ending	0		0	0
Net book value	1,078		703	2,528
Right of Use Assets
Additions	0
Business acquisitions	0
Disposals and Transfers	0
Property and equipment cost, ending	41,530		41,530
Accumulated depreciation, beginning	(8,930)
Depreciation	(817)
Disposals	0
Accumulated depreciation, ending	(9,747)
Net book value	$ 31,783
Right of Use Assets
Property and equipment cost, beginning		41,530	41,530	33,531
Additions			0	106
Business acquisitions			0	0
Disposals and Transfers			0	7,310
Property and equipment cost, ending			41,530	40,947
Accumulated depreciation, beginning		$ (5,692)	(5,692)	(2,442)
Depreciation			(3,238)	(3,250)
Disposals			0	0
Accumulated depreciation, ending			(8,930)	(5,692)
Net book value			$ 32,600	$ 35,255